AIMF- STAT SUP-1 042913
Statutory Prospectus Supplement dated April 29, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco Global Growth Fund	Invesco International Growth Fund
Invesco Global Opportunities Fund	Invesco International Core Equity Fund
Invesco Global Small & Mid Cap Growth Fund	Invesco Select Opportunities Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — INVESCO GLOBAL OPPORTUNITIES FUND — Management of the Fund” in the prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Stephen Anness	Portfolio Manager	2013”
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — INVESCO INTERNATIONAL CORE EQUITY FUND — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ingrid Baker	Portfolio Manager	1999
W. Lindsay Davidson	Portfolio Manager	1998
Anuja Singha	Portfolio Manager	2009
Stephen Thomas	Portfolio Manager	2010	”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Global Opportunities Fund” in the prospectus:
•	“Stephen Anness, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2002.”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco International Core Equity Fund” in the prospectus:
•	“Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1999.

•	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 1998 and has been associated with Invesco and/or its affiliates since 1984.

•	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

•	Stephen Thomas, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.”
AIMF- STAT SUP-1 042913

GLOPP- STAT SUP-1 042913
Statutory Prospectus Supplement dated April 29, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Global Opportunities Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Manager	Title	Length of Service on the Fund
Stephen Anness	Portfolio Manager	2013”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“Portfolio Manager
Investment decisions for the Fund are made by the investment management team at Invesco Asset Management. The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Stephen Anness, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Asset Management and/or its affiliates since 2002.
     More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
GLOPP- STAT SUP-1 042913

I-ICE- STAT SUP-1 042913
Statutory Prospectus Supplement dated April 29, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco International Core Equity Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ingrid Baker	Portfolio Manager	1999
W. Lindsay Davidson	Portfolio Manager	1998
Anuja Singha	Portfolio Manager	2009
Stephen Thomas	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1999.

•	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 1998 and has been associated with Invesco and/or its affiliates since 1984.

•	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

•	Stephen Thomas, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
            More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
            The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
I-ICE- STAT SUP-1 042913

Statement of Additional Information Supplement dated April 29, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Asia Pacific Growth Fund	Invesco International Core Equity Fund
Invesco European Growth Fund	Invesco International Growth Fund
Invesco Global Growth Fund	Invesco Select Opportunities Fund
Invesco Global Opportunities Fund
Invesco Global Small & Mid Cap Growth Fund
Effective April 29, 2013, Nick Mustoe is no longer a portfolio manager for Invesco Global Opportunities Fund and all references to Mr. Mustoe in Appendix H are deleted.
Effective April 29, 2013, Sargent McGowan is no longer a portfolio manager for Invesco International Core Equity Fund and all references to Mr. McGowan in Appendix H are deleted.
AIMF SUP-3 042913